SUMMARY OF CHANGES IN FAIR VALUE OF DERIVATIVE LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Balance at beginning of the year ended	$ 340,290	$ 777,024
New derivative liability
Reclassification to additional paid in capital from conversion of debt to common stock		(144,585)
Change in fair value	(142,150)	(292,149)
Balance at the end of the year ended	$ 198,140	$ 340,290